Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-2

Collection Period	06/01/24-06/30/24
Determination Date	7/9/2024
Distribution Date	7/15/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$952,574,880.51
2.	Collections allocable to Principal		$30,403,594.78
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,665,379.57
5.	Pool Balance on the close of the last day of the related Collection Period		$919,505,906.16
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		52,741
7.	Initial Pool Balance		$1,530,612,495.79
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$149,438,995.52	$129,747,640.28
	c. Class A-2b Floating Rate Note Balance	$101,523,635.07	$88,146,015.96
	d. Class A-3 Note Balance	$467,000,000.00	$467,000,000.00
	e. Class A-4 Note Balance	$90,740,000.00	$90,740,000.00
	f. Class B Note Balance	$40,560,000.00	$40,560,000.00
	g. Class C Note Balance	$42,090,000.00	$42,090,000.00
	h. Class D Note Balance	$30,610,000.00	$30,610,000.00
	i. Note Balance (sum a - h)	$921,962,630.59	$888,893,656.24
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.4744095	0.4118973
	c. Class A-2b Floating Rate Note Pool Factor	0.4744095	0.4118973
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6146418	0.5925958
10.	Overcollateralization Target Amount		$30,612,250
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$30,612,250
12.	Weighted Average Coupon		9.71%
13.	Weighted Average Original Term	months	66.09
14.	Weighted Average Remaining Term	months	46.70
15.	30 day Average SOFR for the accrual period ending 7/14/2024		5.33303%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 7/14/2024		6.18303%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,683,309.24
	b. Liquidation Proceeds allocable to Finance Charge		$46.47
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,683,355.71
18.	Principal:
	a. Collections allocable to Principal		$30,403,594.78
	b. Liquidation Proceeds allocable to Principal		$921,075.40
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$31,324,670.18
19.	Total Finance Charge and Principal Collections (17d + 18d)		$39,008,025.89
20.	Interest Income from Collection Account		$145,094.53
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,153,120.42

Available Funds
23.	Available Collections	$39,153,120.42
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,153,120.42
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$793,812.40
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$793,812.40
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$684,928.73
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$684,928.73
	i. Class A-2b Monthly Interest	$488,229.53
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$488,229.53
	m. Class A-3 Monthly Interest	$1,965,291.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,965,291.67
	q. Class A-4 Monthly Interest	$378,839.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$378,839.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$175,084.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$175,084.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$195,367.75
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$195,367.75
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$167,079.58
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$167,079.58

36.	Quaternary Principal Distributable Amount	$2,456,724.43
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$7,305,357.59
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$30,612,249.92
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,683,355.71
	b. Total Daily Deposits of Principal Collections	$31,324,670.18
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$145,094.53
	e. Total Deposits to Collection Account (sum a - d)	$39,153,120.42
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$793,812.40
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$37,123,795.11
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,235,512.91
	f. Total Withdrawals from Collection Account (sum a - e)	$39,153,120.42
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$684,928.73
	c. Class A-2b Interest Distribution	$488,229.53
	d. Class A-3 Interest Distribution	$1,965,291.67
	e. Class A-4 Interest Distribution	$378,839.50
	f. Class B Interest Distribution	$175,084.00
	g. Class C Interest Distribution	$195,367.75
	h. Class D Interest Distribution	$167,079.58
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$19,691,355.24
	k. Class A-2b Principal Distribution	$13,377,619.11
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$37,123,795.11
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$20,376,283.97
	c. Class A-2b Distribution	$13,865,848.64
	d. Class A-3 Distribution	$1,965,291.67
	e. Class A-4 Distribution	$378,839.50
	f. Class B Distribution	$175,084.00
	g. Class C Distribution	$195,367.75
	h. Class D Distribution	$167,079.58
	i. Total Withdrawals from Note Payment Account (sum a - h)	$37,123,795.11

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,235,512.91
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,235,512.91
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,826,531.24
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,826,531.24
51.	Investment Earnings	$16,402.82
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,842,934.06
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$16,402.82
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,826,531.24
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$793,812.40
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$37,123,795.11
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,235,512.91
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$16,402.82
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$20,376,283.97
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$13,865,848.64
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,965,291.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$378,839.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$175,084.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$195,367.75
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$167,079.58
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,235,512.91

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,189	$25,786,536.85
	b. 61 to 90 days past due	673	$15,769,296.25
	c. 91 to 120 days past due	165	$3,629,574.19
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	2,027	$45,185,407.29
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		4.9141%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	125	$2,665,379.57
77.	Recoveries	175	$921,121.87
78.	Net Losses (Ln 76 - Ln 77)		$1,744,257.70
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1831%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,438	$32,835,617.50
81.	Recoveries	1,059	$11,904,831.84
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$20,930,785.66
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.3675%
84.	Average Net Loss on Defaulted Receivables		$14,555.48

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$7,702,634.87
86.	Pool Balance on the close of the last day of the preceding Collection Period		$952,574,880.51
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.81%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 9, 2024

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer